2005 Market Street Suite 2600 Philadelphia, PA 19103 T: 215.564.8000

Jonathan M. Kopcsik Partner jkopcsik@stradley.com 215.564.8099

June 20, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Filing Desk
Attn: Kalkidan Ezra and Jaea Hahn

Re:
Delaware Group® Adviser Funds (File No. 811-07972)
Delaware Group Cash Reserve (File No. 811-02806)
Delaware Group Equity Funds II (File No. 811-00750)
Delaware Group Equity Funds IV (File No. 811-04413)
Delaware Group Equity Funds V (File No. 811-04997)
Delaware Group Foundation Funds (File No. 811-08457)
Delaware Group Global & International Funds (File No. 811-06324)
Delaware Group Government Funds (File No. 811-04304)
Delaware Group Income Funds (File No. 811-02071)
Delaware Group Limited-Term Government Funds (File No. 811-03363)
Delaware Group State Tax-Free Income Trust (File No. 811-02715)
Delaware Group Tax-Free Fund (File No. 811-03850)
Delaware Pooled® Trust (File No. 811-06322)
Delaware VIP® Trust (File No. 811-05162)
Ivy Funds (File No. 811-06569)
Ivy Variable Insurance Portfolios (File No. 811-05017)
Voyageur Insured Funds (File No. 811-04973)
Voyageur Mutual Funds (File No. 811-07742)
Voyageur Mutual Funds II (File No. 811-04989)
Voyageur Tax Free Funds (File No. 811-03910)

Preliminary Proxy Materials for Special Shareholder Meeting

Dear Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information facing sheet, preliminary notice of meeting of shareholders, proxy statement, and form of proxy card to be furnished to the shareholders of the Funds offered by the above-referenced registrants in connection with a special meeting of shareholders that is scheduled to be held on September 10, 2025.

Stradley Ronon Stevens & Young, LLP  |  stradley.com
Chicago  |  Los Angeles  |  New York  |  Philadelphia  |  Washington, D.C.

Filing Desk
June 19, 2025

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or Taylor Brody at (215) 564-8071.

Sincerely,

Jonathan M. Kopcsik

/s/Jonathan M. Kopcsik

cc:	Emilia Wang, Esq.
Macquarie Asset Management